Capital and Reserves (Details Textual 4)	12 Months Ended
Dec. 31, 2017 CHF (SFr) Share SFr / shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)	SFr 0.40
Execution of subscription rights
Disclosure of classes of share capital [line items]
Issuance of fully paid registered Common Shares that may increase share capital (up to) (in shares) | Share	6,500,000
Nominal value (in CHF per share)	SFr 0.40
Maximum amount | SFr	SFr 2,600,000
Execution of conversion rights in connection with warrants and convertible bondsexecution of conversion rights in connection with warrants and convertible bonds
Disclosure of classes of share capital [line items]
Issuance of fully paid registered Common Shares that may increase share capital (up to) (in shares) | Share	15,650,000
Nominal value (in CHF per share)	SFr 0.40
Maximum amount | SFr	SFr 6,260,000